Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Oct. 31, 2016
Registrant Name	DREYFUS LAUREL FUNDS TRUST
Central Index Key	0000053808
Amendment Flag	false
Document Creation Date	Feb. 27, 2017
Document Effective Date	Mar. 01, 2017
Prospectus Date	Mar. 01, 2017
Dreyfus Global Equity Income Fund | Class A
Prospectus:
Trading Symbol	DEQAX
Dreyfus Global Equity Income Fund | Class C
Prospectus:
Trading Symbol	DEQCX
Dreyfus Global Equity Income Fund | Class I
Prospectus:
Trading Symbol	DQEIX
Dreyfus Global Equity Income Fund | Class Y
Prospectus:
Trading Symbol	DEQYX
Dreyfus International Bond Fund | Dreyfus International Bond Fund - Class A
Prospectus:
Trading Symbol	DIBAX
Dreyfus International Bond Fund | Dreyfus International Bond Fund - Class C
Prospectus:
Trading Symbol	DIBCX
Dreyfus International Bond Fund | Dreyfus International Bond Fund - Class I
Prospectus:
Trading Symbol	DIBRX
Dreyfus International Bond Fund | Class Y
Prospectus:
Trading Symbol	DIBYX